Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedules of Diversification of Portfolio, by Region and Property Type	The following table represents the diversification of the Account’s portfolio by region and property type as of December 31, 2021:

Diversification by Fair Value(1)
	West(2)	South(3)	East(4)	Midwest(5)	Foreign(6)	Total
Office	11.3%	5.8%	15.1%	0.2%	—%	32.4%
Apartment	9.3%	9.2%	6.9%	1.1%	—%	26.5%
Industrial	13.6%	5.7%	2.2%	1.0%	—%	22.5%
Retail	4.7%	5.9%	2.9%	0.8%	—%	14.3%
Other(7)	1.2%	1.7%	1.0%	0.2%	0.2%	4.3%
Total	40.1%	28.3%	28.1%	3.3%	0.2%	100.0%
(1)Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.
(2)Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY
(3)Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV
(4)Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX
(5)Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI
(6)Represents a developable land investment in Ireland.
(7)Represents interests in Storage Portfolio investments, a hotel investment and land.